Average Annual Total Returns - Invesco VI Discovery Mid Cap Growth Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 15, 1986	40.69%	19.40%	15.92%	Oct. 16, 2000	40.24%	19.09%	15.62%	35.59%	18.66%	15.04%